Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details Narrative
Amortization of Intangible Assets	$ 0	$ 76,689	$ 0	$ 230,067	$ 306,756	$ 306,757